10-K Income taxes - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of the year	$ 432,341	$ 56,931	$ 70,888
Additions based on tax positions related to the current year	119,792	130,790	8,313
Additions based on refunds requested but not yet received related to prior years	36,389	91,645	0
Additions based on refunds received related to prior years	16,176	9,983	0
Subtractions for tax positions of prior years	(2,339)		(896)
Additions for tax positions of prior years		164,249
Subtractions based on acquisitions	0	(10,348)	(485)
Lapse of statute of limitations	(14,533)	(10,909)	(20,889)
Balance at the end of the year	$ 587,826	$ 432,341	$ 56,931